PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT
NOTE 5:-	PROPERTY AND EQUIPMENT

a.	Composition:

	December 31,
	2012	2011
Cost:

Installed products	$4,640	$5,111
Computers and electronic equipment	6,831	6,252
Office furniture and equipment	756	1,009
Motor vehicles	11,412	12,243
Network installation	4,228	4,164
Buildings	510	499
Leasehold improvements	1,460	1,273

	29,837	30,551

Accumulated depreciation:

Installed products	3,786	4,170
Computers and electronic equipment	5,534	5,241
Office furniture and equipment	528	577
Motor vehicles	4,732	5,142
Network installation	3,973	3,837
Buildings	46	35
Leasehold improvements	874	710

	19,473	19,712

Depreciated cost	$10,364	$10,839

b.	Depreciation expenses for the years ended December 31, 2012, 2011 and 2010 were $ 3,030, $ 3,174 and $ 2,815, respectively.